Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Fixed Production Overhead To Cost Of Sales	$ 17,300	$ 97,514	$ 8,582
- Inventory provision (note 7)	$ 52,527	$ 140,004	$ 70,133